SCHEDULE OF STOCK COMPENSATION OPTIONS EXERCISED (Details) - $ / shares	Mar. 03, 2022	Jan. 02, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Vested Options Exercised	437,500
Net Shares Issued Upon Exercise	199,259
Wirawan Jusuf [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Vested Options Exercised	100,000
Option Exercise Price	$ 11.00
Closing Price	$ 20.20
Net Shares Issued Upon Exercise	45,545
James J Huang [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Vested Options Exercised	100,000
Option Exercise Price	$ 11.00
Closing Price	$ 20.20
Net Shares Issued Upon Exercise	45,545
Mirza Said [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Vested Options Exercised	100,000
Option Exercise Price	$ 11.00
Closing Price	$ 20.20
Net Shares Issued Upon Exercise	45,545
Chia Hsin Charlie Wu [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Vested Options Exercised	100,000
Option Exercise Price	$ 11.00
Closing Price	$ 20.20
Net Shares Issued Upon Exercise	45,545
Frank Ingriselli [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Vested Options Exercised	37,500
Option Exercise Price	$ 11.00
Closing Price	$ 20.20	$ 2.85
Net Shares Issued Upon Exercise	17,079